Schedule of cash and cash equivalents (Details) - BRL (R$) R$ in Millions		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		R$ 8,274	R$ 8,711
Argentine [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration			12
Uruguayan [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration			1
Colombian [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration			146
Exito [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration		1
[custom:Deposited-0]		R$ 84	R$ 127
Weighted average interest rate		93.51%	96.93%
Exito [Member] | Argentine [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration		R$ 126	R$ 100
Exito [Member] | Uruguayan [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration		366	382
Exito [Member] | Colombian [Member]
IfrsStatementLineItems [Line Items]
Acquisition consideration		2,905	3,028
Cash And Banks Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		100	131
Cash And Banks Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	[1]	3,481	3,637
Temporary Investments Brazil [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	[2]	4,598	4,784
Temporary Investments Abroad [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	[3]	R$ 95	R$ 159

[1]	As of December 31, 2021, refers to (i) funds from the Éxito Group, of which R$126 are denominated in Argentina pesos, R$366 are denominated in Uruguayan pesos and R$2,905 in Colombian pesos (R$100 in Argentine pesos, R$382 in Uruguayan pesos and R$3,028 in Colombian pesos on December 31, 2020); (ii) including R$84 deposited in the United States of America in US Dollars (R$127 on December 31, 2020)
[2]	Refers substantially to highly liquid investments bearing interest at a weighted average rate of 93.51% (96.93% on December 31, 2020) of the Brazilian Interbank Deposit Certificate (“CDI”), maturing in 90 days or less and which are subject to an insignificant change in value.
[3]	Refers to funds invested abroad, of which R$1 are denominated in Uruguayan pesos and R$94 are denominated in Colombia pesos (R$12 in Argentina, R$1 in Uruguay and R$146 in Colombia on December 31, 2020), maturing in 90 days or less and which are subject to an insignificant change in value